Note 8 - Stock-based Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based compensation expense	$ 376	$ 422
General and Administrative Expense [Member]
Share-based compensation expense	294	260
Research and Development Expense [Member]
Share-based compensation expense	$ 82	$ 162